Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 17: - RELATED PARTIES

Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:

	Year ended December 31,
	2022	2023

Research and development, net	$265	$982

Balances with the related parties were as follows:

	As of December 31,
	2022	2023

Employees and payroll accruals	$8	$114